DIRECTORS' AND SUPERVISORS' REMUNERATION (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DIRECTORS' AND SUPERVISORS' REMUNERATION
Fees	¥ 683	¥ 780	¥ 756
Basic salaries, housing fund, other allowances and benefits in kind	4,183	4,665	1,849
Pension costs	20	513	234
Total remuneration	¥ 4,886	¥ 5,958	¥ 2,839